RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Details) $ in Millions	Nov. 28, 2024 USD ($)
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	$ 54